Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 11, 2013
Document And Entity Information
Entity Registrant Name	Strata Oil & Gas, Inc.
Entity Central Index Key	0001227282
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding		75,706,210
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012